Expense Example, No Redemption {- Fidelity® Stock Selector All Cap Fund} - 09.30 Fidelity Stock Selector All Cap Fund AMCIZ Prospectus-13 - Fidelity® Stock Selector All Cap Fund	Nov. 29, 2021 USD ($)
Fidelity Stock Selector All Cap Fund-Class A
Expense Example, No Redemption:
1 Year	$ 667
3 Years	863
5 Years	1,075
10 Years	1,685
Fidelity Stock Selector All Cap Fund-Class M
Expense Example, No Redemption:
1 Year	469
3 Years	721
5 Years	992
10 Years	1,765
Fidelity Stock Selector All Cap Fund-Class C
Expense Example, No Redemption:
1 Year	178
3 Years	551
5 Years	949
10 Years	1,854
Fidelity Stock Selector All Cap Fund-Class I
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	774
Fidelity Stock Selector All Cap Fund-Class Z
Expense Example, No Redemption:
1 Year	59
3 Years	186
5 Years	324
10 Years	$ 726